INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2017
INCOME TAX [Abstract]
Schedule of Income Tax Expenses
Income tax expenses consist of the following:

	Year Ended December 31,
	2017	2016	2015
Current	$665,745	$910,231	$1,018,143
Deferred	25,811	15,817	162,024
Income tax expenses	$691,556	$926,048	$1,180,167

Schedule of Effective Income Tax Reconciliation
Reconciliation from the expected income tax expenses calculated with reference to the statutory tax rate in the PRC of 25% is as follows:

	Year Ended December 31,
	2017	2016	2015
Computed "expected" income tax expenses	$1,647,484	$1,562,382	$1,948,393
Effect on tax incentive / holiday	(993,090)	(653,029)	(982,104)
Non-deductable expense	37,162	16,695	213,878
Income tax expenses	$691,556	$926,048	$1,180,167

Schedule of Deferred Tax Assets
Components of net deferred tax assets are as follows:

	December 31,
	2017	2016	2015

Provision of doubtful accounts	$130,346	$147,899	$110,715
Reserve for inventories	19,165	18,052	-
Provision of interest expense	-	-	82,798
	$149,511	$165,951	$193,513